Cover Page Document	Nov. 09, 2026
Cover [Abstract]
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Entity Address, Address Line One	25 Greens Hill Lane,
Entity Central Index Key	0000911177
Amendment Flag	false
Written Communications	false
Entity Emerging Growth Company	false
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23211
Entity Tax Identification Number	03-0338873
Entity Address, Postal Zip Code	05701
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Casella Waste Systems, Inc.
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	802
Local Phone Number	775-0325
Entity Address, City or Town	Rutland,
Entity Address, State or Province	VT
Trading Symbol	CWST
Security Exchange Name	NASDAQ